Basic and Diluted Loss Per Share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

NOTE 6:- BASIC AND DILUTED LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary Share:

	Six Months Ended June 30,		Three Months Ended June 30,
	2022	2021	2022	2021
	Unaudited
Numerator:
Allocation of loss attributable to Ordinary shareholders	23,719	19,164	11,845	10,477

Denominator:
Weighted average Ordinary shares outstanding	19,222,423	18,685,906	19,505,246	18,747,967

Basic and diluted loss per share	$1.23	$1.03	$0.61	$0.56

The potential Ordinary Shares that were excluded from the computation of diluted loss per share attributable to Ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Three and Six Months Ended June 30,
	2022	2021
	Unaudited

Ordinary Share options	4,146,332	2,637,154
Warrants	374,315	218,521

	4,520,647	2,855,675